Equity	12 Months Ended
Dec. 31, 2019
THE DAYTON POWER AND LIGHT COMPANY [Member]
Entity Information [Line Items]
Equity

Common Stock
DP&L has 50,000,000 authorized common shares, of which 41,172,173 are outstanding at December 31, 2019. All common shares are held by DP&L’s parent, DPL.

Capital Contribution and Returns of Capital
In 2019, DP&L made returns of capital payments of $95.0 million to DPL.

In 2018, DP&L received an $80.0 million capital contribution from its parent, DPL, and made returns of capital payments of $43.8 million to DPL. In addition, DP&L recorded $10.0 million in 2018 as a return of capital to transfer additional deferred tax amounts under Generation Separation. See Note 8 – Income Taxes and Note 14 – Generation Separation for more information.

In 2017, DP&L received a $70.0 million capital contribution from its parent, DPL. In addition, DP&L made returns of capital payments of $39.0 million to DPL. In connection with Generation Separation, DP&L recorded $86.2 million as a return of capital. See Note 14 – Generation Separation for more information.